Retirement Plans - Schedule of Changes in Plan Assets and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Pension Plans | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	$ 3	$ 0	$ (2)
Prior service (credit) cost arising during the year	0	0	0
Amortization of prior service credit	0	0	0
Amortization of actuarial gain (loss) and settlement gain (loss)	0	1	0
Exchange rate (gain) loss	0	0	0
Amount recognized in other comprehensive loss (income)	3	1	(2)
Amount recognized in net periodic pension benefit (income) cost and other comprehensive loss (income)	(23)	0	(1)
Defined Benefit Pension Plans | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	(16)	60	(11)
Prior service (credit) cost arising during the year	(10)	5	(1)
Amortization of prior service credit	1	1	1
Amortization of actuarial gain (loss) and settlement gain (loss)	(59)	(41)	(34)
Exchange rate (gain) loss	(24)	33	(65)
Amount recognized in other comprehensive loss (income)	(108)	58	(110)
Amount recognized in net periodic pension benefit (income) cost and other comprehensive loss (income)	(19)	130	(70)
Other Postretirement Benefit Plans | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	(2)	0	0
Prior service (credit) cost arising during the year	0	0	0
Amortization of prior service credit	0	0	0
Amortization of actuarial gain (loss) and settlement gain (loss)	0	0	0
Exchange rate (gain) loss	0	0	0
Amount recognized in other comprehensive loss (income)	(2)	0	0
Amount recognized in net periodic pension benefit (income) cost and other comprehensive loss (income)	0	0	0
Other Postretirement Benefit Plans | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	(4)	0	(1)
Prior service (credit) cost arising during the year	0	0	0
Amortization of prior service credit	0	0	0
Amortization of actuarial gain (loss) and settlement gain (loss)	0	0	1
Exchange rate (gain) loss	2	0	0
Amount recognized in other comprehensive loss (income)	(2)	0	0
Amount recognized in net periodic pension benefit (income) cost and other comprehensive loss (income)	$ 3	$ 3	$ 1